Discontinued Operations - Summary of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income from discontinued operations, net of income tax	$ 0	$ 0	$ 2,338
Tangshan Yian Biological Engineering Co Ltd
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on disposal of Tangshan Yian			2,461
Tangshan Yian Biological Engineering Co Ltd | Discontinued Operations, Disposed of by Sale
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Selling, general and administrative expenses			129
Total operating expenses			129
Operating loss			(129)
Other income			6
Loss from discontinued operations before gain on disposition and provision for income taxes			(123)
Gain on disposal of Tangshan Yian			2,461
Income from discontinued operations, net of income tax			$ 2,338